Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payments
Schedule of granted warrants

			Weighted		Weighted Average
			Average		Remaining
	Number of		Exercise		Contractual Life
	warrants		Price/Share		(years)
Warrants granted as at December 31, 2020	2,228,076		DKK1		15
Warrants granted during 2021(1)	63,802		DKK1
Warrants granted December 2021	523,599		USD 5.38
Warrants exercised	(62,284)	(2)	DKK1
Warrants forfeited	(10,178)		DKK1
Warrants cancelled	(10,397)		DKK1
Warrants granted as at December 31, 2021	2,732,618		DKK 7.53		13
Warrants granted	491,612		USD 2.24
Warrants exercised	(388,181)	(2)	USD 2.42
Warrants forfeited	(92,956)		USD 1.28
Warrants cancelled	—		—
Warrants granted as at December 31, 2022 (3)	2,743,093		USD 1.50		11
Warrants granted	559,115		USD 1.02
Warrants exercised	(360,731)	(2)	USD 0.14
Warrants forfeited	(203,004)		USD 2.08
Warrants cancelled	—		—
Warrants granted as at December 31, 2023(3)	2,738,473		USD 1.41	(4)	10
Warrants exercisable as at December 31, 2021	2,072,122
Warrants exercisable as at December 31, 2022 (3)	1,988,106
Warrants exercisable as at December 31, 2023 (3)	2,007,123
(1)	Of which 62,147 warrants were legally granted in June 2021 and the remaining 1,655 warrants were legally granted in December 2020.
(2)	The weighted average share price at the date of exercise were USD 0.14, USD 2.42 and USD 5.59 for the years ended December 31, 2023, 2022, and 2021, respectively.
(3)	The number of warrants excludes 2023 SPA Investor Warrants and EIB Warrants referred to in Note 6.
(4)	December 31, 2023, USD-end rate used.

Schedule of share based compensation included in consolidated statements of comprehensive loss

	Years Ended
	December 31,
	2023	2022	2021

	(USD in thousands)
Research and development expenses	$377	$760	$1,051
General and administrative expenses	102	182	328
Total	$479	$942	$1,379

Schedule of assumptions have been applied for the warrants issued

The following assumptions have been applied for the warrants issued during the years ended December 31, 2023, 2022, and 2021:

	Years Ended December 31,
	2023	2022	2021
Expected term (in years)	6.5	6.5	6.5
Risk-free interest rate	4.27%	3.66%	1.34%
Expected volatility	85%	85%	85%
Share price	$0.70	$2.10	$4.20

Schedule of outstanding warrants by grant date

The following schedule specifies the outstanding warrants as at December 31, 2023:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	318,192	1	13
Grant (September 2017)	28.71	467,184	1	13
Grant (December 2017)	28.71	92,673	1	13
Grant (during 2018)	37.05	163,116	1	13
Grant (February 2019)	42.57	7,956	1	13
Grant (September 2019)	56.35	54,000	1	13
Grant (October 2019)	56.97	112,995	1	13
Grant (December 2020)	56.75	175,567	1	8
Grant (April 2021)	45.31	1,655	1	8
Grant (June 2021)	40.86	62,147	1	8
Grant (December 2021)	19.22	422,451	USD 5.38	8
Grant (March 2022)	13.46	30,560	USD 2.96	8
Grant (June 2022)	8.85	5,004	USD 1.83	8
Grant (June 2022)	8.85	4,448	USD 1.83	8
Grant (June 2022)	8.85	45,000	USD 1.83	8
Grant (September 2022)	10.46	7,529	USD 2.42	8
Grant (December 2022)	10.95	15,279	USD 2.23	8
Grant (December 2022)	10.95	293,602	USD 2.23	8
Grant (January 2023)	9.17	10,000	USD 1.94	8
Grant (September 2023)	4.27	100,000	USD 1.02	8
Grant (September 2023)	2.57	50,000	USD 1.50	3
Grant (December 2023)	3.61	299,115	USD 0.75	8
Granted at December 31, 2023		2,738,473
Warrants exercisable at December 31, 2023		2,007,123

The following schedule specifies the outstanding warrants as at December 31, 2022:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	437,114	1	14
Grant (September 2017)	28.71	617,184	1	14
Grant (December 2017)	28.71	122,040	1	14
Grant (during 2018)	37.05	170,496	1	14
Grant (February 2019)	42.57	7,956	1	14
Grant (September 2019)	56.35	54,000	1	14
Grant (October 2019)	56.97	150,660	1	14
Grant (December 2020)	56.75	193,064	1	9
Grant (April 2021)	45.31	1,655	1	9
Grant (June 2021)	40.86	62,147	1	9
Grant (December 2021)	19.22	435,165	USD 5.38	9
Grant (March 2022)	13.46	35,000	USD 2.96	9
Grant (June 2022)	8.85	10,000	USD 1.83	9
Grant (June 2022)	8.85	10,000	USD 1.83	9
Grant (June 2022)	8.85	45,000	USD 1.83	9
Grant (September 2022)	10.46	11,000	USD 2.42	9
Grant (December 2022)	10.95	50,000	USD 2.23	9
Grant (December 2022)	10.95	330,612	USD 2.23	9
Granted at December 31, 2022		2,743,093
Warrants exercisable at December 31, 2022		1,988,106

The following schedule specifies the outstanding warrants as at December 31, 2021:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	701,356	1	15
Grant (September 2017)	28.71	617,184	1	15
Grant (December 2017)	28.71	122,040	1	15
Grant (during 2018)	37.05	174,564	1	15
Grant (February 2019)	42.57	7,956	1	15
Grant (September 2019)	56.35	54,000	1	15
Grant (October 2019)	56.97	150,660	1	15
Grant (December 2020)	56.75	317,457	1	10
Grant (April 2021)	45.31	1,655	1	10
Grant (June 2021)	40.86	62,147	1	10
Grant (December 2021)	19.22	523,599	USD 5.38	10
Granted at December 31, 2021		2,732,618
Warrants exercisable at December 31, 2021		2,732,618

Schedule of share based awards to Board of Directors and Executive Management

		Warrants held when				Warrants held when					Warrants held when
		becoming or leaving				becoming or leaving					becoming or leaving
	January 1,	as a member			December 31,	as a member				December 31,	as a member				December 31,
	2021	of management	Granted	Exercised	2021	of management	Granted	Exercised	Forfeited	2022	of management	Granted	Exercised	Forfeited	2023
Steven Projan	42,048	—	4,583	—	46,631	—	5,000	—	—	51,631	—	—	—	—	51,631
Roberto Prego	34,164	—	4,583	—	38,747	—	5,000	—	—	43,747	—	5,000	—	—	48,747
Jo Ann Suzich (former) (4)	10,260	—	—	—	10,260	—	—	—	—	10,260	—	—	—	—	10,260
Marianne Søgaard (1)	94,320	—	9,167	—	103,487	—	10,000	—	—	113,487	—	75,000	—	—	188,487
Helen Boudreau (former) (2)	5,436	—	—	(5,436)	—	—	—	—	—	—	—	—	—	—	—
Lars Holtug	—	—	4,583	—	4,583	—	5,000	—	—	9,583	—	5,000	—	—	14,583
Niels Iversen Møller	—	—	—	—	—	—	3,750	—	—	3,750	—	8,125	—	—	11,875
Board of Directors in total	186,228	—	22,916	(5,436)	203,708	—	28,750	—	—	232,458	—	93,125	—	—	325,583
Lars Aage Staal Wegner	852,084	—	64,167	—	916,251	—	—	(62,736)	(45,327)	808,188	—	—	(200,000)	—	608,188
Birgitte Rønø	—	29,376	45,000	—	74,376	—	25,000	—	—	99,376	—	12,500	—	—	111,876
Erik Heegaard	—	—	97,564	—	97,564	—	25,000	—	—	122,564	—	—	—	—	122,564
Glenn S. Vraniak (former) (3)	150,660	—	—	—	150,660	—	—	(112,995)	—	37,665	—	—	(37,665)	—	—
Andreas Holm Mattsson	—	—	—	—	—	—	35,000	—	—	35,000	—	6,250	—	—	41,250
Bo Karmark	—	—	—	—	—	45,000	16,667	—	—	61,667	—	—	—	—	61,667
Jesper Nyegaard Nissen	—	—	—	—	—	25,000	20,833	—	—	45,883	—	12,500	—	—	58,333
Niels Iversen Møller (5)	—	—	—	—	—	—	3,125	—	—	3,125	—	8,750	—	—	11,875
Per Norlén (6)	—	—	—	—	—	50,000	3,125	—	—	53,125	—	—	—	(37,150)	15,975
Thomas Bogenrieder (7)	—	—	—	—	—	—	—	—	—	—	4,356	—	—	—	4,356
Christian Kanstrup (7)	—	—	—	—	—	—	—	—	—	—	—	169,167	—	—	169,167
Executive Management in total	1,002,744	29,376	206,731	—	1,238,581	120,000	128,750	(175,731)	(45,327)	1,266,543	4,356	209,167	(237,665)	(37,150)	1,205,251

(1)	As of November 25, 2020, 26,964 warrants were granted for services provided before taking on the Board of Directors position.
(2)	Former board member from June 30, 2020, to May 25, 2021.
(3)	Mr. Vraniak resigned as the Chief Financial Officer of the Company effective November 1, 2021.
(4)	Board member until May 25, 2021.
(5)	Became a Board member in 2022.
(6)	Mr. Norlén resigned as the Chief Executive Officer of the Company effective September 1, 2023.
(7)	Became a member of Executive Management in 2023.